Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Detail)		12 Months Ended
		Dec. 31, 2021 shares Options € / shares		Dec. 31, 2020 Options shares € / shares		Dec. 31, 2019 shares Options € / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options		(521,523)		(256,521)		(1,147,149)
Share Option Schemes Excluding Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Outstanding at beginning of year | shares		197,253	[1]	278,349	[1]	800,770
Number of options, Exercised | shares	[2]	(51,522)		(77,748)		(520,115)
Number of options, Lapsed | shares				(3,348)		(2,306)
Number of options, Outstanding at end of year | shares	[1]	145,731		197,253		278,349
Number of options, Exercisable at end of year | shares		145,731		197,253		278,349
Weighted average exercise price, Outstanding at beginning of year | € / shares		€ 16.19	[1]	€ 16.19	[1]	€ 16.48
Weighted average exercise price, Exercised | € / shares	[2]	16.19		16.19		16.65
Weighted average exercise price, Lapsed | € / shares				16.19		16.19
Weighted average exercise price, Outstanding at end of year | € / shares	[1]	16.19		16.19		16.19
Weighted average exercise price, Exercisable at end of year | € / shares		€ 16.19		€ 16.19		€ 16.19

[1]	All options granted have a life of ten years. All outstanding options are denominated in euro and have an exercise price of €16.19 (2020: €16.19; 2019: €16.19).
[2]	The weighted average share price at the date of exercise of these options was €42.10 (2020: €31.70; 2019: €29.10).